Prospectus Supplement dated March 17, 2006*

Product Name                                  Prospectus Form #           Date
RiverSource(SM) Variable Universal Life            S-6194 AF            4/29/05
RiverSource(SM) Variable Universal Life III        S-6189 J             4/29/05
RiverSource(SM) Succession Select Variable Life    S-6202 G             10/3/05

At a regular meeting of the RiverSource(SM) Variable Portfolio Funds' shareholders held on Feb. 15, 2006, the two variable fund mergers listed below were approved. The mergers took place on March 17, 2006. Upon the mergers, the RiverSource Variable Portfolio - New Dimensions Fund(R) and the RiverSource Variable Portfolio - Strategy Aggressive Fund are no longer available as investment options under the policy.


------------------------------------------------------- -----------------------------------------------------
Merging Fund                                            Surviving Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
RiverSource Variable Portfolio - New Dimensions Fund(R) RiverSource Variable Portfolio - Large Cap Equity
                                                        Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
RiverSource Variable Portfolio - Strategy Aggressive    RiverSource Variable Portfolio - Mid Cap Growth Fund
Fund
------------------------------------------------------- -----------------------------------------------------

Upon the merger, the RiverSource Variable Portfolio - Mid Cap Growth Fund is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

Total annual operating expenses for RiverSource Variable Portfolio - Mid Cap Growth Fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                     Management                         Other         Gross total
Fund Name                                                               fees       12b-1 fees         expenses      annual expenses
RiverSource Variable Portfolio - Mid Cap Growth Fund                    0.63%        0.13%             0.17%       0.93%(1),(2),(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(2) Management fees include the impact of a performance incentive adjustment fee that decreased that management fee by .07%.

(3) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and absorb certain expenses until Aug. 31, 2006. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00%.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

------------------------------------------ ---------------------------------------------- ---------------------------------------
Fund                                       Investment Objectives and Policies             Investment Adviser
------------------------------------------ ---------------------------------------------- ---------------------------------------
------------------------------------------ ---------------------------------------------- ---------------------------------------
RiverSource Variable Portfolio - Mid Cap   Growth of capital. Under normal market         RiverSource Investments, LLC
Growth Fund                                conditions, the Fund invests at least 80% of
                                           its net assets in equity securities of
                                           mid-capitalization companies. The investment
                                           manager defines mid-cap companies as those
                                           whose market capitalization (number of
                                           shares outstanding multiplied by the share
                                           price) falls within the range of the
                                           Russell Midcap(R) Growth Index.
------------------------------------------ ---------------------------------------------- ---------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

S-6202-7 A (3/06)
* Destroy date: May 1, 2006.